Equity Investments - Schedule of Equity Investment Activity (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2022	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investment Activitiy [Roll Forward]
Beginning balance			$ 27,607	$ 24,116
Sale of investment in Scorpio Tankers	$ (82,500)	$ (42,700)	(82,497)	(64,155)	$ (42,711)
Gain from change in fair value of investment in Scorpio Tankers			54,890	3,491
Equity investments at fair value			0	27,607	$ 24,116
Dividend income from Scorpio Tankers common stock			646	862
Scorpio Tankers Inc.
Equity Method Investment Activitiy [Roll Forward]
Investment in Scorpio Tankers			0	0
Sale of investment in Scorpio Tankers			$ (82,497)	$ 0